Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents the calculation of basic and diluted earnings (loss) per share. All share and per share amounts have been adjusted to reflect the Reverse Stock Split. See Note 1: "Organization" for further additional information.

	Year Ended December 31,
	2016	2015	2014
	(in millions, except per share amounts)
Basic earnings (loss) per share:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$(18)	$876	$174
Denominator:
Weighted average shares outstanding	329	329	328
Basic earnings (loss) per share	$(0.05)	$2.67	$0.53

Diluted earnings (loss) per share:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$(18)	$876	$174
Denominator:
Weighted average shares outstanding	329	330	329
Diluted earnings (loss) per share	$(0.05)	$2.66	$0.53